COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2021	Mar. 09, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
Deferred fee per unit	$ 0.35		$ 0.35
Deferred underwriting fee payable	$ 12,075,000	$ 12,075,000	$ 10,500,000